BORROWINGS AND NOTES PAYABLE (Schedule of Composition of Borrowings and Notes Payable) (Details)	12 Months Ended
Dec. 31, 2017
Notes payable series C [Member]
Disclosure of detailed information about borrowings [line items]
Linkage terms (principal and interest)	CPI
Annual interest rate	3.35% CPI adj.
Notes payable series D [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	'Makam' plus 1.2% [1]
Notes payable series F [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	2.16% fixed
Borrowing K [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	3.71% fixed
Borrowing L [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	4.25% fixed
Borrowing O [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	4.34% fixed
Borrowing P [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	2.38% fixed
Borrowing Q [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	2.5% fixed

[1]	'Makam' is a variable interest that is based on the yield of 12 month government bonds issued by the government of Israel. The interest is updated on a quarterly basis. The interest rates paid (in annual terms, and including the additional interest of 1.2%) for the period from October 1, 2017 to December 30, 2017 was 1.294%.